Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Office	$ 63,515	$ 111,434	$ 108,617
Finance and interest	54,339	42,372	55,402
Management fees	0	0	35,000
Legal, accounting and audit	18,090	30,246	112,693
Rent	17,600	28,627	28,298
Regulatory and transfer fees	5,440	6,051	5,207
Consulting	509	0	0
Telephone, travel, meals and entertainment	0	823	1,985
Shareholder communication	1,363	758	761
Total expenses	(160,856)	(220,311)	(347,963)
Other income	0	36,377	0
Total Comprehensive Loss	$ (160,856)	$ (183,934)	$ (347,963)
Basic and Diluted Loss per Common Share	$ (0.02)	$ (0.07)	$ (0.17)
Weighted Average Number of Common Shares Outstanding	6,889,421	2,782,996	2,056,795